Annual Total Returns - FidelitySAIUSQualityIndexFund-PRO - FidelitySAIUSQualityIndexFund-PRO - Fidelity SAI U.S. Quality Index Fund - Fidelity SAI U.S. Quality Index Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 08, 2015
Annual Return 2016	7.82%
Annual Return 2017	25.75%
Annual Return 2018	(2.75%)
Annual Return 2019	34.07%
Annual Return 2020	20.67%
Annual Return 2021	28.33%
Annual Return 2022	(18.09%)
Annual Return 2023	29.62%